Capital (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Classes of Share Capital

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands			in $
Balance as of January 1, 2017	2,332	568,185	35,335,060	0.05
Capital Increase	26	—	466,950	—
Exercise of share warrants, employee warrants and stock options	9	2,921	158,052	—
Non-cash stock based compensation expense	—	42,968	—	—
Other movements	—	(37)	—	—

Balance as of December 31, 2017	2,367	614,037	35,960,062	0.05

Capital Increase	379	178,230	6,146,000	—
Exercise of share warrants, employee warrants and stock options	19	7,751	324,007	—
Non-cash stock based compensation expense	—	28,507	—	—

Balance as of December 31, 2018	2,765	828,525	42,430,069	0.05

Capital Increase	0	0	0	0
Exercise of share warrants, employee warrants and stock options	0	0	0	0
Non-cash stock based compensation expense	0	0	0	0
Other movements	0	0	0	0

Balance as of December 31, 2019	0	0	0	0

Schedule of Share Warrants and Non-employee Warrants

Date	Type	Number of warrants/shares oustanding as of 01/01/2019	Number of warrants/shares granted	Number of warrants/shares vested/exercised	Number of warrants/shares voided	Number of warrants/shares oustanding as of 12/31/2019	Maximum of shares to be issued	Number of warrants/shares exercisable as of 12/31/2019	Strike price per share in euros
07/27/2010	BSPCE E	19,702	—	—	—	19,702	20,464	19,702	7.97
05/18/2015	Free shares	15,600	—	15,600	—	—	—	—	—
03/24/2015	Stock Options	1,730,646	—	—	117,652	1,612,994	1,612,994	1,612,994	38.45
03/27/2015	BSA	130,000	—	—	—	130,000	130,000	130,000	38.45
05/18/2015	BSA	50,000	—	—	—	50,000	50,000	50,000	29.58
09/08/2015	BSA	224,200	—	—	—	224,200	224,200	224,200	28.01
09/08/2015	Stock Options	1,770,000	—	—	146,800	1,623,200	1,623,200	1,623,200	27.55
03/14/2016	BSA	147,025	—	—		147,025	147,025	147,025	27.37
03/14/2016	Stock Options	1,785,271	—	—	132,676	1,652,595	1,652,595	1,549,308	22.44
10/28/2016	BSA	148,000	—	—		148,000	148,000	148,000	18.68
10/28/2016	Stock Options	2,369,689	—	—	190,796	2,178,893	2,178,893	1,634,170	17.90
10/11/2017	BSA	200,000	—	—	—	200,000	200,000	133,333	24.34
10/11/2017	Stock Options	1,182,500	—	—	222,500	960,000	960,000	480,000	22.57
10/08/2018	Free shares	43,000	—	20,000	20,000	3,000	3,000	—	—
10/08/2018	Stock Options	100,000	—	—	50,000	50,000	50,000	12,500	24.80
12/17/2018	Free shares	13,000	—	—	—	13,000	13,000	—	—
12/17/2018	Stock Options	40,000	—	—	—	40,000	40,000	10,000	18.37
07/03/2019	Free shares	—	3,500	—	1,000	2,500	2,500	—	—
07/03/2019	Stock Options	—	3,000	—	3,000	—	—	—	15.69
04/24/2019	Stock Options	—	1,562,800	—	93,100	1,469,700	1,469,700	—	18.25
04/24/2019	Free shares	—	6,500	—	—	6,500	6,500	—	—
07/16/2019	Free shares	—	9,000	—	5,000	4,000	4,000	—	—
11/06/2019	Stock Options	—	55,000	—	—	55,000	55,000	—	11.06
11/06/2019	Free shares	—	21,500	—	—	21,500	21,500	—	—
11/18/2019	Stock Options	—	30,000	—	—	30,000	30,000	—	12.33
11/18/2019	Free shares	—	16,500	—	—	16,500	16,500	—	—
	Total	9,968,633	1,707,800	35,600	982,524	10,658,309	10,659,071	7,774,432

Schedule of Information Relating to Subsidiaries that Reported Non-Controlling Interest
The following table summarizes the information relating to each of our subsidiaries that reported non-controlling
interest (“NCI”):

	CALYXT
	201 8	201 9
	$ in thousands
Revenue	236	7,294
Net Profit (Loss)	(28,517)	(40,142)

Net Profit (Loss) attributable to NCI	(9,640)	(13,121)

Other comprehensive income	(5,373)	(1,237)
Total comprehensive income	(33,891)	(41,378)

Total comprehensive income attributable to NCI	(10,330)	(12,856)

Current assets	97,735	63,528
Non-current assets	4,539	22,518
Current liabilities	5,460	6,642
Non-current liabilities	8 26	15,121

Net assets	95,987	64,283

Net assets attributable to NCI	29,257	19,973